Stockholders’ Deficit (Details Narrative)				9 Months Ended	12 Months Ended
	Jun. 17, 2021 shares	Jun. 17, 2021 shares	Jun. 02, 2021 shares	Sep. 30, 2023 N $ / shares shares	Dec. 31, 2022 N $ / shares shares	Mar. 31, 2023 N	Dec. 31, 2021 $ / shares shares	Jun. 22, 2021 shares	Jun. 21, 2021 shares	Feb. 28, 2021 shares
Class of Stock [Line Items]
Preferred shares, shares authorized				1,000,000	1,000,000		1,000,000
Preferred stock, par value, (per share) | $ / shares				$ 0.0001	$ 0.0001		$ 0.0001
Class A common stock subject to possible redemption				812,715	1,848,503		1,848,503
Preferred shares, shares issued				0	0		0
Preferred shares, shares outstanding				0	0		0
Over-Allotment Option [Member]
Class of Stock [Line Items]
Number of units issued	326,000	326,000	1,500,000	1,500,000
Over-Allotment Option [Member] | Founder Share [Member]
Class of Stock [Line Items]
Shares subject to forfeiture									326,000
Common Class A [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)				100,000,000	100,000,000		100,000,000
Common shares, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001		$ 0.0001
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares				20.00%	20.00%
Common shares, votes per share | N				1
Common Class A Not Subject to Redemption [Member]
Class of Stock [Line Items]
Common shares, shares outstanding (in shares)				2,684,760	103,260		103,260
Common shares, shares issued (in shares)				2,684,760	103,260		103,260
Common Class B [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)				10,000,000	10,000,000		10,000,000
Common shares, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001		$ 0.0001
Common shares, shares outstanding (in shares)				0	2,581,500		2,581,500
Common shares, shares issued (in shares)				0	2,581,500		2,581,500
Shares subject to forfeiture								293,500
Conversion ratio				one-for-one basis	one-for-one basis
Common shares, votes per share | N				1	1	1
Common Class B [Member] | Founder Share [Member]
Class of Stock [Line Items]
Shares subject to forfeiture									2,581,500
Common Class B [Member] | Founder Share [Member] | Sponsor [Member]
Class of Stock [Line Items]
Restrictions on transfer period of time after business combination completion				1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				20 days	20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30 days	30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days	150 days
Common Class B [Member] | Over-Allotment Option [Member] | Founder Share [Member] | Sponsor [Member]
Class of Stock [Line Items]
Shares subject to forfeiture									326,000	375,000
Common Class A Subject to Redemption [Member]
Class of Stock [Line Items]
Class A common stock subject to possible redemption				812,715	1,848,503		10,326,000
Shares subject to forfeiture									293,500